UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     November 12, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $596,547 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD-CL A             Common           G1150G111     1761    43758 SH  0    Sole    0               39458        0     4300
AIRGAS INC                     Common           9363102        929    18000 SH  0    Sole    0               18000        0        0
AKAMAI TECHNOLOGIES            Common           00971T101     1427    49660 SH  0    Sole    0               49460        0      200
ALTERA CORPORATION             Common           21441100       565    23445 SH  0    Sole    0               23445        0        0
AMERICAN INTERNATIONAL GROUP   Common           26874107     21582   319025 SH  0    Sole    0              273775        0    45250
ANHEUSER-BUSCH COS INC.        Common           35229103      1123    22460 SH  0    Sole    0               22335        0      125
APACHE CORP                    Common           37411105      1035    11490 SH  0    Sole    0               11490        0        0
ARBITRON INC                   Common           03875Q108      769    16950 SH  0    Sole    0               16775        0      175
AVIS BUDGET GROUP INC          Common           53774105      2300   100460 SH  0    Sole    0               38160        0    62300
BANCTEC INC                    Common           59784306      5586   698300 SH  0    Sole    0              682100        0    16200
BANKUNITED FINANCIAL CORP-A    Common           06652B103     1096    70505 SH  0    Sole    0               70505        0        0
BARE ESCENTUALS INC            Common           67511105     18333   737145 SH  0    Sole    0              629220        0   107925
CAPITAL ONE FINANCIAL CORP     Common           14040H105    18327   275889 SH  0    Sole    0              232884        0    43005
CASTLEPOINT HOLDINGS LTD       Common           G19522112     2052   178460 SH  0    Sole    0              174360        0     4100
CASTLEPOINT HOLDINGS LTD       Common           148553209     6025   523900 SH  0    Sole    0              511500        0    12400
CEPHALON INC                   Common           156708109    20224   276820 SH  0    Sole    0              242410        0    34410
CHECKPOINT SYSTEMS INC         Common           162825103      842    31900 SH  0    Sole    0                   0        0    31900
CHEESECAKE FACTORY (THE)       Common           163072101      939    40025 SH  0    Sole    0               40025        0        0
CHEVRON CORP                   Common           166764100    21290   227511 SH  0    Sole    0              209476        0    18035
CIRCUIT CITY STORES INC        Common           172737108      108    13640 SH  0    Sole    0               13640        0        0
CIT GROUP INC                  Common           125581108    19748   491250 SH  0    Sole    0              416825        0    74425
CITIGROUP INC                  Common           172967101    18885   404644 SH  0    Sole    0              345744        0    58900
CNX GAS CORP                   Common           12618H309     6150   213760 SH  0    Sole    0              140410        0    73350
COMPUCREDIT CORP               Common           20478N100      434    20000 SH  0    Sole    0               20000        0        0
COMPUTER SCIENCES CORP         Common           205363104     1090    19500 SH  0    Sole    0                   0        0    19500
CONOCOPHILLIPS                 Common           20825C104     1846    21030 SH  0    Sole    0                4230        0    16800
COSI INC                       Common           22122P101      686   198215 SH  0    Sole    0              198215        0        0
DATAPATH INC-144A              Common           23808R205      822   164400 SH  0    Sole    0              160500        0     3900
DEVON ENERGY CORPORATION       Common           25179M103     9310   111905 SH  0    Sole    0              111780        0      125
ELECTRONICS FOR IMAGING        Common           286082102      377    14050 SH  0    Sole    0               14050        0        0
EMC CORP/MASS                  Common           268648102     3066   147425 SH  0    Sole    0              142525        0     4900
ENCANA CORP                    Common           292505104    13586   219655 SH  0    Sole    0              181855        0    37800
ENERGY COAL RESOURCES-144A     Common           29268G209     2003   124400 SH  0    Sole    0              122200        0     2200
ENSCO INTERNATIONAL INC        Common           26874Q100     1954    34825 SH  0    Sole    0                8725        0    26100
EXPRESS SCRIPTS INC            Common           302182100    22059   395175 SH  0    Sole    0              367515        0    27660
EXXON MOBIL CORP               Common           30231G102      983    10625 SH  0    Sole    0               10625        0        0
FBR CAPITAL MARKETS COR-144A   Common           30247C202     2663   206100 SH  0    Sole    0              201200        0     4900
FEDEX CORP                     Common           31428X106     1832    17490 SH  0    Sole    0               17490        0        0
FIDELITY NATIONAL INFORMATIO   Common           31620M106     2784    62746 SH  0    Sole    0               61638        0     1108
FIRST MARBLEHEAD CORP/THE      Common           320771108    19732   520217 SH  0    Sole    0              450567        0    69650
FIRST MERCURY FINANCIAL CORP   Common           320841109      415    19300 SH  0    Sole    0               19300        0        0
GENERAL ELECTRIC CO            Common           369604103    19704   475953 SH  0    Sole    0              468143        0     7810
GENWORTH FINANCIAL INC-CL A    Common           37247D106    15418   501740 SH  0    Sole    0              418540        0    83200
GENZYME CORP                   Common           372917104    30489   492080 SH  0    Sole    0              432780        0    59300
HALLIBURTON CO                 Common           406216101     6640   172910 SH  0    Sole    0              131860        0    41050
HARLEY-DAVIDSON INC            Common           412822108     1342    29045 SH  0    Sole    0               28945        0      100
HEWLETT-PACKARD CO             Common           428236103      216     4329 SH  0    Sole    0                4329        0        0
HOLOGIC INC                    Common           436440101    26948   441765 SH  0    Sole    0              385440        0    56325
INVITROGEN CORP                Common           46185R100      429     5245 SH  0    Sole    0                5245        0        0
JOHNSON & JOHNSON              Common           478160104      298     4530 SH  0    Sole    0                4530        0        0
MARATHON OIL CORP              Common           565849106      290     5080 SH  0    Sole    0                5080        0        0
MICROSOFT CORP                 Common           594918104    21315   723520 SH  0    Sole    0              608220        0   115300
NEKTAR THERAPEUTICS            Common           640268108    21223  2403525 SH  0    Sole    0             2046175        0   357350
NEWS CORP-CL A                 Common           6.52E+108      616    28002 SH  0    Sole    0               27702        0      300
NOVARTIS AG-ADR                Common           66987V109      409     7435 SH  0    Sole    0                7435        0        0
OFFICEMAX INC                  Common           67622P101    13378   390385 SH  0    Sole    0              345760        0    44625
ORION MARINE GROUP INC         Common           68628V209      557    39100 SH  0    Sole    0               39100        0        0
PAR PHARMACEUTICAL COS INC     Common           69888P106     9465   509942 SH  0    Sole    0              487787        0    22155
PETROCHINA CO LTD -ADR         Common           7.16E+104      323     1745 SH  0    Sole    0                1745        0        0
PETROHAWK ENERGY CORP          Common           716495106     3325   202495 SH  0    Sole    0              197895        0     4600
PHARMACEUTICAL PRODUCT DEVEL   Common           717124101    22965   647990 SH  0    Sole    0              557640        0    90350
PHH CORP                       Common           693320202    13227   503325 SH  0    Sole    0              402650        0   100675
PITNEY BOWES INC               Common           724479100     1274    28050 SH  0    Sole    0               27925        0      125
ROSETTA RESOURCES INC          Common           777779208     3668   200000 SH  0    Sole    0              196400        0     3600
ROSETTA RESOURCES INC          Common           777779307     9503   518180 SH  0    Sole    0              413230        0   104950
ST JUDE MEDICAL INC            Common           790849103    21348   484415 SH  0    Sole    0              448415        0    36000
SYNERON MEDICAL LTD            Common           M87245102    29427  1244780 SH  0    Sole    0             1098435        0   146345
TOWER GROUP INC                Common           891777104    25174   961589 SH  0    Sole    0              886889        0    74700
WACHOVIA CORP                  Common           929903102      379     7565 SH  0    Sole    0                7565        0        0
WHOLE FOODS MARKET INC         Common           966837106     1992    40690 SH  0    Sole    0               40540        0      150
WILLIAMS-SONOMA INC            Common           969904101      419    12860 SH  0    Sole    0               12860        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    38048  1418641 SH  0    Sole    0             1248316        0   170325